Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt
8. Debt
Venture Debt
On December 11, 2020, the Company entered into a Loan and Security Agreement with Silicon Valley Bank, a California corporation (Loan Agreement) for a lending facility of up to $25 million. The Company received

$5.0 million upon execution of the Agreement (2020 Term A Loan Advance) and had the ability to draw up to $20.0 million in three separate term loan advances if certain performance milestones are met. The term loan bears interest at an annual rate equal to the greater of the prime rate or 3.25%. The Loan Agreement provides for interest-only payments until April 30, 2022, and repayment of the aggregate outstanding principal balance of the term loan in monthly installments starting on July 1, 2022 through December 1, 2023. The commencement of principal payments and the maturity date will be deferred by one year upon the occurrence of a contingent event. In addition, the Company paid a fee of $91 thousand upon closing and is required to pay a fee of 2.0% of the aggregate amount of advances under the Loan Agreement at maturity. At its option, the Company may elect to prepay all or a portion of the outstanding advances by paying the principal balance, and all accrued and unpaid interest, and a prepayment premium. In connection with the Loan Agreement, the Company granted the lender a security interest in all of its personal property now owned or hereafter acquired, excluding intellectual property (but including the rights to payment and proceeds from the sale, licensing or disposition of intellectual property), and a negative pledge on intellectual property. The Loan Agreement also contains certain events of default, representations, warranties and non-financial
covenants of the Company. If the Company fails to make payments when due or breaches any operational covenant or has any event of default, this could have a material adverse effect on its business and financial condition. The Company was in compliance with all covenants at December 31, 2023.
On June 30, 2022, a second amendment to the Loan Agreement was entered into with the lender that extended the interest-only payment until December 31, 2022 followed by 24 equal monthly payments of principal plus interest. The loan matures on December 31, 2024. The amendment increases the final payment from 2.0% to 4.0% of the advanced payment and modifies the prepayment premium.
On August 10, 2022, a third amendment to the Loan Agreement was entered into with the lender. Per the terms of the amendment and in conjunction with the Collaboration Agreement (as defined below), the Company transferred $5.0 million into a restricted cash collateral money market account which is included as Restricted cash and restricted cash equivalents on the balance sheet. This restricted cash equivalent covers the amount of the debt outstanding as of the third amendment effective date.
On December 21, 2022, a fourth amendment to the Loan Agreement was entered into with the lender that extended the interest-only payment until July 1, 2023 followed by 18 equal monthly payments of principal plus interest. The loan matures on December 1, 2024.
On April 26, 2023, a fifth amendment to the Loan Agreement was entered into with the lender. The amendment provides that the Company must maintain at least 50% of its consolidated cash with the lender. In addition, the Company shall at all times have on deposit in operating and depository accounts maintained with the lender, unrestricted and unencumbered cash in an amount equal to the lesser of (i) 100% of the dollar value of the Company’s consolidated cash and (ii) 110% of the then-outstanding obligations of the Company to the bank. So long as, the Company is in compliance with those terms, the Company shall be permitted to maintain accounts with other banks or financial institutions.
On July 12, 2023, a sixth amendment to the Loan Agreement was entered into with the lender. The amendment provides for one term loan advance (the 2023 Term A loan advance) in an original principal amount of $5.5 million and required the Company to repay the outstanding 2020 Term A Loan Advance of $5.0 million, including the final payment of $0.2 million. Upon the occurrence of a contingent event, the lender shall make up to three additional term loan advances at the Company’s request in original principal amounts of $7.0 million, $7.5 million and $5.0 million. The amounts must be drawn by the Company before March 31, 2024, March 31, 2025 and July 1, 2025, respectively. The interest-only period extends through June 30, 2024 followed by 36 equal monthly payments of principal plus interest. The term loan bears interest at an annual rate equal to the greater of the prime rate minus 0.25% or 8.00%. Pursuant to this amendment, specifically the interest-only period through June 30, 2024, the Company classified the principal of its venture debt as noncurrent on the consolidated balance sheet as of December 31, 2022.

On November 2, 2023, a seventh amendment to the Loan Agreement was entered into with the lender. The additional loan advance of $7.0 million, the first advance stated in the sixth amendment to the Loan Agreement, could be drawn down once the company received net cash proceeds of at least $75.0 million from (a) the issuance and sale of its equity securities to investors satisfactory to the lender and/or (b) a business development transaction satisfactory to the lender; provided that, at least, $37.5 million of such net cash proceeds must be received from the issuance and sale of equity securities to investors satisfactory to the lender. The seventh amendment extends the time the Company has to receive the net proceeds to March 31, 2024.
In conjunction with the Loan Agreement, the Company issued warrants to purchase 166,371 shares of common stock to the lender at a per share price of $0.33 with a maximum contractual term of 10 years. The warrants had a total relative fair value of $39 thousand upon issuance and were recorded as a debt discount.
In conjunction with the sixth amendment, the Company issued warrants to purchase 211,528 shares of common stock to the lender at a per share price of $0.36 with a maximum contractual term of 10 years. The warrants are issued in two separate tranches of 105,764 based upon certain milestone events. The warrants had a de minimis total relative fair value at the time of issuance.
Pursuant to ASC Topic 480,
Distinguishing Liabilities from Equity
and ASC Topic 815,
Derivatives and Hedging
, the Warrants were classified as equity and were initially measured at fair value. Subsequent changes to fair value will not be recognized so long as the instrument continues to be equity classified.
Interest expense was $531 thousand and $327 thousand for the years ended December 31, 2023 and 2022, respectively. The effective rate on the Loan Agreement, including the amortization of the debt discount and issuance costs was 10.42% and 9.49% at December 31, 2023 and 2022, respectively. The components of the long-term debt balance are as follows (in thousands):

	December 31,
	2023	2022
Principal amount of term loans	$5,500	$5,000
Unamortized debt discount and issuance costs	(41)	72

Carrying amount	5,459	5,072
Less current portion	(878)	—

Long-term debt, net	$4,581	$5,072

Convertible Notes
On May 20, 2022, the Company entered into an agreement with the existing investors of the Company to purchase up to an aggregate of $30.0 million in convertible notes (the Convertible Notes). The Convertible Notes bear interest at 5.0% per annum. The Convertible Notes become due on demand of the Convertible Noteholders one year from the date of issuance. On April 27, 2023, the Company amended the maturity dates for the Convertible Notes. On May 20, August 5 and December 23, 2022, the Company received $8.3 million, $5.0 million, and $16.7 million, respectively, in exchange for issuance of the Convertible Notes. Interest expense was $1.5 million and $376 thousand for the year ended December 31, 2023 and 2022, respectively.
The Convertible Notes contain mandatory conversion features whereby the total outstanding amount of principal and accrued and unpaid interest of the Convertible Notes shall automatically convert into shares of common stock upon certain qualified financings. The total outstanding amount of principal and accrued and unpaid interest of the Convertible Notes convert into common shares at 90% of the purchase price of the mandatory conversion events. If the mandatory conversion events do not occur the holders of the Convertible Notes may request the Convertible Notes plus accrued interest be converted into Series B preferred stock at the Series B convertible price of $1.0971.

The Company has elected to account for the Convertible Notes at fair value where changes in fair value of the notes are measured through the consolidated statements of operations and comprehensive loss until settlement. As the Convertible Notes are due on demand. the Company recorded the Convertible Notes at fair value totaling $32.4 million within current liabilities on its consolidated balance sheet as of December 31, 2022. Subsequent to December 31, 2023 and per the Merger further discussed in Note 1, the Convertibles Notes converted into 29,853,711 shares of common stock. As the Convertible Notes were settled with equity securities subsequent to the balance sheet date but prior to the issuance of the financial statements, per ASC 470
Debt
, the Company recorded the Convertible Notes at the fair value totaling
$38.6
million as a long-term liability on its consolidated balance sheet as of December 31, 2023. The Company recorded in other income (expense), net an interest expense of $1.5 million and a charge of $4.7 million related to the change in estimated fair value during the year ended December 31, 2023.